Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0002115681
Registrant Name	Morgan Stanley Private Markets & Alternatives Fund - Growth
Registration File Number	333-294024
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES